DISCONTINUED OPERATIONS	6 Months Ended	8 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
9.	DISCONTINUED OPERATIONS

During 2013, we ceased operations in our affiliated company, UFAS. The operations of UFAS are now presented as discontinued operations in the accompanying consolidated financial statements. UFAS was inactive during the periods ended February 28, 2015 and 2014.

10.	DISCONTINUED OPERATIONS

During 2013, we ceased operations in our affiliated company, UFAS. The operations of UFAS are now presented as discontinued operations in the accompanying consolidated financial statements. The revenue and expenses of discontinued operations for the eight months ended August 31, 2014 and the years ended December 31, 2013 and 2012 are as follows:

	2014	2013	2012
Net sales	$-	$1,017,932	$1,424,931
Operating expenses	-	(3,097,661)	(3,006,216)
Benefit from (provision for) income taxes	-	-	632,514
Income (loss) from discontinued operations	$-	$(2,079,729)	$(948,771)